Share Capital (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure Of Share Capital Reserves And Other Equity Interest Text Block Abstract
Schedule of common shares issued and outstanding
	Number of common shares	Amount
	#	$
Balance, June 30, 2019	13,007,956	5,745,215
Shares issued from exercise of warrants (a)	50	154
Balance, June 30, 2020	13,008,006	5,745,369
Shares issued from exercise of warrants (b)	2,170	4,883
Balance, June 30, 2021	13,010,176	5,750,252
Shares issued on initial public offering (c)	3,680,000	34,988,520
Shares issue costs (b)	-	(4,233,129)
Shares issued on conversion of debentures (d)	751,163	857,399
Shares issued on vesting of restricted share units (e)	240,000	1,950,645
Shares issued from exercise of warrants (f)	243,419	419,946
Balance, June 30, 2022	17,924,758	39,733,633

(a)	During the year ended June 30, 2020, 50 common shares were issued as a result of the exercise of Warrants for cash proceeds of $113.

(b)	During the year ended June 30, 2021, 2,170 common shares were issued as a result of the exercise of Warrants for cash proceeds of $4,883.

(c)	On November 23, 2021, the Company completed the IPO through the issuance of 3,680,000 common shares, including 480,000 common shares issued under the underwriters’ over-allotment option, at a price of $9.51 (USD $7.50) per share for gross proceeds of $34,988,520 (USD $27,600,000). In connection with the IPO, the Company granted the underwriters 184,000 Finders’ Warrants with each Finders’ Warrant exercisable into one common share of the Company at the price of USD $9.375 until November 23, 2026 (see Notes 10 and 14). In addition, the Company paid total issuance costs of $2,995,448 comprised of (i) a cash commission of $2,624,139 to the underwriters, (ii) underwriters’ fees of $304,248, and (iii) other closing expenses of $67,061.

(d)	On November 23, 2021, the Company also issued 751,163 common shares for the conversion of all outstanding Debentures at a conversion price of $1.25 per common share. The total amount of $863,294 was transferred from derivative liability to share capital.

(e)	On January 9, 2022, the Company issued 240,000 common shares as a result of the vesting of restricted share units (“RSUs”). These common shares were valued at an amount of $1,950,645. See Note 12 for more details.

(f)	During the year ended June 30, 2022, 243,419 common shares were also issued as a result of the exercise of Warrants for cash proceeds of $365,114.